ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 37,403	$ 38,279
Less: allowance for doubtful accounts	(2,654)	(3,054)
Accounts receivable, net	$ 34,749	$ 35,225